Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report	12 Months Ended
Dec. 31, 2025
Events Unaudited Subsequent To Date Of Independent Auditors Report
Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

Note 12 - Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

●	On May 21, 2026, the Company’s Board of Directors approved the grant of 400,000 restricted shares of the Company’s common stock to Cobrador Capital Advisors LLC (whose CEO is David E. Graber), consisting of (i) 200,000 performance-based restricted shares that will vest in full upon the successful completion of an uplisting transaction in which the Company’s common stock commences trading on a major U.S. national securities exchange (NYSE, NYSE American, Nasdaq, or any successor thereto), and (ii) 200,000 time-based restricted shares that will vest ratably on a monthly basis over an 18-month period commencing June 1, 2026, subject to the Recipient’s continued provision of services. No shares have vested as of the date of this filing.